N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 29, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

Kansas Municipal Fund
Schedule of Investments April 29, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.3%)

Education (5.6%)
Hutchinson, KS Community College 5.000% 10/01/25	$350,000	$354,994
Hutchinson, KS Community College 5.250% 10/01/30	300,000	300,564
Hutchinson, KS Community College 5.250% 10/01/33	450,000	444,168
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	200,346
KS Devl. Finance Auth. Rev. (Univ. KS Research Cent.) 5.000% 02/01/26	500,000	515,080
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 07/01/19	700,000	713,559
		2,528,711
General Obligation (24.2%)
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/01/14	250,000	274,070
Dickinson Cnty, KS USD #473 5.000% 09/01/27	325,000	350,610
Douglas Cty., KS Sales Tax Ref. 5.000% 08/01/19	1,000,000	1,053,590
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.125% 09/01/29	250,000	258,048
Harvey Cty., KS USD #373 (Newton) 5.000% 09/01/23	200,000	212,110
Harvey Cty., KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,041,230
*Johnson Cty., KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,159,516
Johnson Cty., KS USD #232 (Desoto) 5.250% 09/01/23	500,000	536,215
Junction City, KS Ref & Impt 5.000% 9/01/25	250,000	254,550
Junction City, KS Unlimited GO 4.100% 09/01/20	100,000	106,833
Junction City, KS Unlimited GO 4.250% 09/01/21	100,000	105,571
Junction City, KS Unlimited GO 4.400% 09/01/22	100,000	106,102
Leavenworth Cnty., KS USD #453 GO Improvement & Refunding 5.125% 03/01/29	1,000,000	1,054,810
Manhattan, KS General Obligation 5.000% 11/01/28	130,000	138,961
Montgomery County, KS USD #446 5.000% 09/01/33	250,000	254,505
Newton, KS Unlimited G.O. 4.750% 09/01/29	435,000	449,068
Park City, KS 6.000% 12/01/29	500,000	555,970
Park City, KS General Obligation Ref & Impr. 5.375% 12/01/25	250,000	245,922
Salina, KS (General Obligation) 4.625% 10/01/27	200,000	206,414
Sedgwick Cty., KS Uni Sch Dist #262 5.000% 09/01/28	500,000	525,205
Seward County, KS Unlimited GO Hospital Ref & Imvt 5.000% 08/01/40	500,000	484,825
Shawnee Cty., KS G.O. 5.000% 09/01/16	655,000	747,624
Topeka, KS G.O. 4.000% 08/15/30	250,000	226,190
Wyandotte Cnty, KS General Obligation 5.000% 08/01/27	500,000	527,245
		10,875,184
Health Care (21.3%)
KS St Devl Fin Auth Lease Rev Univ Kansas Tenant 5.000% 06/15/39	1,000,000	979,050
KS St Dev Fin Auth. Hosp. Rev. Adventist Health 5.150% 11/15/23	250,000	263,545
KS St Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	262,420
KS St Dev Fin Auth Hosp Rev Adventist Health 5.500% 11/15/29	100,000	105,326
KS St Dev Fin Auth. Adventist Health 5.750% 11/15/34	250,000	253,357
KS Devl. Finance Auth. (Hays Medical Center) 5.000% 11/15/22	500,000	511,550
KS Devlop. Fin. Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	480,990
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Unrefunded 5.375% 11/15/24	1,365,000	1,369,423
KS Health Facs Hays Medical Center 5.000% 05/15/25	250,000	240,152
KS Health Facs Hays Medical Center 5.000% 05/15/35	1,000,000	908,800
Lawrence, KS (Memorial Hospital) Rev. 5.125% 07/01/26	500,000	495,865
Lawrence, KS (Memorial Hospital) Rev. 5.125% 07/01/36	300,000	283,047
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 08/15/20	250,000	250,710
Manhattan, KS (Mercy Health Center) Hosp. Rev. 5.200% 08/15/26	250,000	250,480
Olathe, Health Fac Rev (Med Center) 5.000% 09/01/29	500,000	490,140
Olathe, KS (Medl. Ctr) Hlth 5.000% 09/01/30	250,000	245,710
Sedgwick Cty., KS Health Care Rev. (Catholic Care Center) 5.000% 08/01/25	1,000,000	980,900
University KS Hosp Auth. (KU Health) 5.000% 09/01/26	100,000	100,239
Wichita, KS (Via Christi Health System) Rev. 5.625% 11/15/31	1,100,000	1,100,957
		9,572,661
Housing (5.3%)
Kansas City, KS Mrtge. Rev. 5.900% 11/01/27	165,000	165,003
*Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.700% 11/01/27	2,210,000	2,210,044
		2,375,047
Other Revenue (17.1%)
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. 5.000% 08/01/22	250,000	250,075
Dodge City, KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,040,780
KS St Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	570,154
KS Devl Finance Auth (KS St Project) Rev Prerefunded 5.000% 10/01/17	130,000	132,096
KS Devl Finance Auth (KS St Projects) Rev Unrefunded 5.000% 10/01/17	120,000	121,762
*KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 05/01/26	1,335,000	1,391,457
KS St Devl Fin Auth Rev State of KS Projects 5.000% 11/01/34	500,000	504,295
KS Devl. Finance Auth. Rev. (Dept. Admin.) 5.000% 11/01/25	250,000	263,877
KS Devl Finance Auth Rev (KS St Projects) 5.250% 11/01/25	250,000	270,262
KS Devl. Finance Auth. Rev. (Athletic Facs. University of KS) 5.000% 06/01/33	250,000	251,300
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 05/01/35	250,000	251,635
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	134,079
Manhattan, KS Sales Tax Rev. Downtown Redevelopment 5.250% 12/01/26	250,000	251,238
Manhattan, KS Spl Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	490,060
Manhattan, KS Sales Tax Rev 4.5000% 12/01/25	500,000	501,890
Manhattan, KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,001,990
Topeka Pub. Bldg. Comm. Lease Rev. Social & Rehab Project 5.000% 06/01/22	255,000	278,340
		7,705,290
Transportation (6.5%)
Kansas Dept. Transportation Highway Rev. 5.000% 03/01/23	250,000	263,553
KS Devl. Finance Auth. Rev. (Road Revolving Fund) 4.625% 10/01/26	250,000	261,800
KS Turnpike Auth. Rev. 5.250% 09/01/21	500,000	528,630
KS Turnpike Auth. Rev. 5.000% 09/01/24	330,000	344,401
KS Turnpike Auth. Rev. 5.000% 09/01/25	750,000	782,730
Overland Park, KS Trans. Devl. Dist., Sales Tax Rev. Oak Park Mall 5.200% 04/01/20	480,000	494,030
Puerto Rico Highway Rev 4.950% 07/01/26	250,000	245,823
		2,920,967
Utilities (17.3%)
Burlington, KS PCR (Gas & Elec.) 5.300% 06/01/31	1,000,000	986,920
Burlington, KS PCR (Gas & Elec.) 4.850% 06/01/31	250,000	230,173
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 11/01/22	1,000,000	1,071,290
KS Devl. Finance Auth. (Water Pollution Control) 5.000% 11/01/23	1,000,000	1,068,020
KS Devl. Finance Auth. Rev. (Water Pollution) 5.000% 11/01/28	250,000	256,200
Puerto Rico Electric Power Auth Power Rev 5.250% 07/01/26	750,000	751,365
Wamego, KS PCR (Kansas Gas & Electric Project) 5.300% 06/01/31	750,000	733,898
Wichita, KS Water & Sewer Util. Rev. 5.250% 10/01/18	1,465,000	1,553,222
Wichita, KS Water & Sewer Util. Rev. 5.000% 10/01/28	500,000	507,240
Wichita, KS Water & Sewer Rev. 5.000% 10/01/23	100,000	108,580
Wyandotte Cnty, KS Govt Utilitiy Sys Rev 5.000% 09/01/29	500,000	523,260
		7,790,168

TOTAL MUNICIPAL BONDS (COST: $43,146,396)		$43,768,028

SHORT-TERM SECURITIES (1.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.105% (COST: $737,356)	737,356	$737,356

TOTAL INVESTMENTS IN SECURITIES (COST: $43,883,752) (98.9%)		$44,505,384
OTHER ASSETS LESS LIABILITIES (1.1%)		493,209

NET ASSETS (100.0%)		$44,998,593

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of April 29, 2011.

KANSAS INSURED INTERMEDIATE FUND
Schedule of Investments April 29, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.3%)

Education (3.3%)
Johnson Cty., KS Community College Student Commons & Parking 5.000% 11/15/19	$235,000	$242,776
KS Devl Finance Auth Rev (KS St Projects) 4.375% 11/01/18	100,000	110,739
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 07/01/19	255,000	259,939
		613,454
General Obligation (62.8%)
*Butler Cnty., KS USD #402 5.250% 09/01/21	560,000	619,702
*Butler Cnty, KS USD #385 5.000% 09/01/18	500,000	565,820
Cowley Cnty., KS USD #470 4.750% 09/01/23	100,000	106,706
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/01/14	140,000	153,479
Dickinson Cnty, KS USD #473 4.500% 09/01/22	215,000	233,542
Douglas Cnty, KS USD #491 Eudora Schools 5.500% 09/01/24	250,000	273,617
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.000% 09/01/23	375,000	404,171
Ford Cnty., KS Sales Tax - Ser A 4.500% 09/01/24	500,000	523,125
Franklin County, KS USD# 290 4.000% 09/01/16	100,000	104,451
Harvey Cty., KS USD #373 (Newton) 4.000% 09/01/18	250,000	261,835
Johnson Cty., KS USD #232 (Desoto) 5.000% 09/01/15	100,000	115,080
Johnson City KS USD #233 4.000% 09/01/18	150,000	164,486
*Junction City, KS Unlimited GO 4.100% 09/01/20	500,000	534,165
Junction City, KS Unlimited GO 4.500% 09/01/23	100,000	104,466
Junction City, KS Unlimited GO 3.000% 09/01/16	315,000	326,624
Leavenworth Cnty., KS USD #453 GO Improvement & Refunding 5.250% 03/01/24	200,000	219,312
Leavenworth Cnty., KS USD #453 4.750% 09/01/25	300,000	314,706
Leoti, KS USD #467 5.000% 10/01/18	100,000	114,396
Miami Cnty KS USD #416 Louisberg Schools 4.000% 09/01/13	50,000	52,571
Miami County USD#416 Louisburg 5.000% 09/01/20	275,000	294,533
Montgomery County, KS USD #446 4.000% 09/01/19	150,000	158,348
Neosho County, KS USD #413 5.000% 09/01/20	345,000	364,941
Newton, KS Unlimited G.O. 5.000% 09/01/21	100,000	111,881
Olathe, Kansas General Obligation 4.000% 10/01/19	100,000	106,322
Park City, KS 5.100% 12/01/20	200,000	223,934
Park City, KS 5.500% 12/01/24	100,000	111,206
Puerto Rico Commonwealth Pub. Impvt. 5.500% 07/01/19	100,000	108,551
Puerto Rico Commonwealth Pub. Impvt. 5.250% 07/01/20	140,000	147,155
Pueto Rico Common Wealth Public Improvement 5.500% 07/01/18	300,000	336,636
Puerto Rico Commonwealth Public Impt. 5.500% 07/01/20	350,000	357,529
Saline Cty., KS USD #305 (Salina) G.O. Ref. 5.500% 09/01/15	190,000	193,243
Sedgwick Cty KS USD #261 5.000% 11/01/21	250,000	267,282
Sedgwick Cty KS USD #262 5.000% 09/01/24	250,000	269,528
Sedgwick Cty., KS UNI School Dist. #262 5.000% 09/01/18	100,000	116,457
Sedgwick Cty., KS USD #265 (Goddard) 4.250% 10/01/20	750,000	787,170
Sedgwick Cty., KS USD #265 (Goddard) 4.500% 10/01/26	250,000	260,293
Sedgwick Cty USD #266 Maize 5.250% 09/01/19	290,000	337,499
Sedgwick Cty., KS USD #266 Maize School 5.250% 09/01/20	360,000	406,634
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. 5.000% 09/01/14	485,000	492,246
Wichita, KS GO 4.500% 09/01/22	150,000	159,592
Wichita, KS GO 4.750% 09/01/27	180,000	187,745
Wyandotte Cnty, KS Gov Unltd GO 5.000% 08/01/19	150,000	162,741
Wyandotte Cnty, KS. GO 5.000% 08/01/25	250,000	268,555
Wyandotte Cnty, KS USD # 202 5.250% 09/01/18	100,000	112,691
Wyandotte Cnty, KS USD #500 G.O. 5.250% 09/01/13	250,000	276,040
		11,811,006
Health Care (5.9%)
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 5.750% 11/15/12	595,000	610,256
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 08/15/20	500,000	501,420
		1,111,676
Housing (3.1%)
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. 6.400% 01/01/24	255,000	255,128
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.250% 11/01/12	210,000	210,002
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. 5.250% 10/01/14	110,000	110,224
		575,354
Other Revenue (13.2%)
Dodge City, KS Sales Tax Rev 5.000% 06/01/21	310,000	341,487
Dodge City, KS Sales Tax Rev 4.400% 06/01/25	350,000	360,787
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	99,655
KS Devl Fin. Auth. Kansas Projects 5.250% 10/01/22	100,000	105,730
KS Devl Finance Auth (KS St Projects) Rev Unrefunded 5.000% 10/01/17	115,000	116,688
KS Devl. Finance Auth. Rev. (KS St. Projects) 4.100% 05/01/2019	250,000	263,987
KS Devl Finance Auth Rev (KS St Projects) 5.250% 11/01/25	100,000	108,105
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	134,079
Neosho County, KS Sales Tax Rev 4.000% 10/01/23	500,000	505,275
Sumner Cnty., KS Sales Tax Rev. 5.000% 10/01/14	400,000	449,696
		2,485,489
Transportation (1.1%)
KS Turnpike Auth. Rev. 5.000% 09/01/24	200,000	208,728

Utilities (5.9%)
Puerto Rico Electric Power Auth 5.000% 07/01/16	155,000	171,371
Puerto Rico Electric Rev 5.250% 07/01/25	250,000	251,378
Topeka, KS Utilities Rev 4.250% 08/01/21	150,000	151,491
Wichita, KS Water & Sewer Rev. 5.000% 10/01/23	200,000	217,160
Wyandotte Cnty Utility Rev. 5.000% 09/01/27	100,000	103,903
Wyandotte Cnty, KS Govt Utilitiy Sys Rev. 5.000% 09/01/24	200,000	216,116
		1,111,419

TOTAL MUNICIPAL BONDS (COST: $17,622,312)		$17,917,126

SHORT-TERM SECURITIES (3.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.105% (COST: $726,485)	726,485	$726,485

TOTAL INVESTMENTS IN SECURITIES (COST: $18,348,797) (99.2%)		$18,643,611
OTHER ASSETS LESS LIABILITIES (0.8%)		150,256

NET ASSETS (100.0%)		$18,793,867

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of April 29, 2011.

NEBRASKA MUNICIPAL FUND
Schedule of Investments April 29, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.8%)

Education (24.1%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$351,333
Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,584,000
Metropolitan Community College South Omaha Bldg. Proj. 4.500% 3/1/26	1,000,000	1,018,880
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. 5.500% 04/01/27	1,000,000	1,000,370
NE St Colleges Student Fees (Wayne State Col) 4.000% 07/01/30	200,000	181,590
Polk Cty School Dist #15 4.000% 12/15/31	400,000	352,620
Univ of NE (U of NE - Lincoln Student Fees) Rev 5.125% 07/01/32	250,000	253,095
Univ of NE Board of Regents (Heath & Rec Proj) 5.000% 05/15/33	600,000	614,160
Univ of Puerto Rico 5.000% 06/01/17	650,000	657,898
Univ. of NE Board of Regents Student Facs 5.000% 05/15/32	250,000	255,827
University NE University Rev Lincoln Student Fee 4.000% 07/01/24	250,000	252,495
University NE, University Revs Kearney Student Fees & Facs 5.000% 07/01/35	600,000	607,716
University of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	553,790
University of NE Omaha Student Housing Project 4.500% 05/15/30	250,000	250,283
University of NE Omaha Student Housing Project 5.000% 05/15/35	275,000	276,939
University of NE University Rev Lincoln Student Facs 5.000% 07/01/28	250,000	256,090
		8,467,086
General Obligation (23.6%)
Douglas Cnty School Dist #59 Bennington Public Schools 4.000% 12/15/28	250,000	237,145
Douglas County, NE School Dist. #59 4.550% 12/15/32	635,000	635,203
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. 4.500% 12/15/23	250,000	251,380
Douglas Cty., NE SD #010 (Elkhorn Public Schools) 4.500% 12/15/26	500,000	502,905
Hall Cty., NE School Dist. #2 Grand Island 5.000% 12/15/23	500,000	539,600
Knox County School Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	245,955
Lancaster Cnty School Dist #160 Norris Schools 4.250% 12/15/2025	400,000	391,440
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O. 5.250% 01/15/22	500,000	514,805
Lincoln-Lancaster County Neb. Pub. Bldg. Lease Rev. 4.000% 10/15/30	100,000	97,148
Madison County School Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,613,026
Omaha, NE Unlimited GO 5.000% 10/15/25	250,000	274,655
Omaha, NE Various Purpose 4.250% 10/15/26	500,000	510,730
Omaha, NE Various Purpose 5.000% 05/01/22	250,000	260,445
Papillion, NE G.O. 4.350% 12/15/27	250,000	250,665
Puerto Rico Commonwealth Public Improvement 5.500% 07/01/21	500,000	509,810
Sarpy Count School Dist#27 Papillion-LA Vista G.O. 5.000% 12/01/28	250,000	261,732
Saunders Cty, NE G.O. 4.250% 12/15/21	515,000	516,900
Saunders Cty, NE G.O. 5.000% 11/01/30	250,000	250,013
Scotts Bluff Cnty NE Sch Dist #32 GO Building Bonds 4.300% 12/15/29	440,000	428,406
		8,291,963
Health Care (11.4%)
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.250% 12/15/33	250,000	239,952
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.300% 12/15/18	250,000	250,132
Douglas County, NE Hosp. Methodist Health 5.500% 11/01/38	500,000	461,170
Douglas Cty, NE Hosp. Methodist Health 5.500% 11/01/38	415,000	415,378
Douglas Cty., NE (Catholic Health Corp.) Rev. 5.375% 11/15/15	130,000	130,029
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. 5.250% 09/01/21	250,000	244,700
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center) 5.000% 11/15/16	250,000	275,012
*Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project) 4.750% 06/01/21	1,000,000	988,580
NE Elem & Secondary Sch Auth Edl Facs Rev 4.750% 09/01/28	250,000	253,637
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. 5.450% 11/15/22	750,000	755,783
		4,014,373
Housing (2.5%)
Lancaster Cty NE, Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	244,452
NE Invmt. Finance Auth. Multifamily Hsg. Rev. 6.200% 06/01/28	135,000	135,049
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	489,465
		868,966
Other Revenue (5.0%)
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	481,600
*Omaha, NE (Riverfront Project) Special Obligation 5.500% 02/01/29	1,000,000	1,017,720
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/04	250,000	251,103
		1,750,423
Transportation (2.2%)
Lincoln, NE Parking Rev. 5.500% 08/15/31	500,000	529,320
Puerto Rico Highway Rev 4.950% 07/01/26	250,000	245,822
		775,142
Utilities (27.0%)
Cornhusker Public Power 4.100% 07/01/30	250,000	239,802
Cornhusker Public Power Dist. Electric Rev. 4.650% 07/01/29	250,000	252,280
Dawson Cty. Public Power Electric Sys. Rev. 4.750% 12/01/32	250,000	252,187
Fremont, NE Combined Utilities Rev. 5.000% 10/15/21	500,000	504,000
Lincoln, NE Elec Syst Rev 5.000% 09/01/31	250,000	258,005
*Lincoln, NE Elec. Syst. Rev. 5.000% 09/01/21	1,000,000	1,032,490
Lincoln, NE San. Swr. Rev. 4.500% 6/15/29	250,000	249,595
Lincoln, NE Water Rev. 4.000% 08/15/25	250,000	255,748
Lincoln, NE Water Rev. 4.500% 08/15/34	250,000	246,060
Lincoln, NE Water Rev. 5.000% 08/15/22	575,000	587,109
Municipal Energy Agy of NE Power Supply Rev. 5.125% 04/01/24	195,000	210,495
NE Public Pwr Generation Rev Whelan Energy 5.000% 01/01/24	250,000	255,875
Nebraska Pub Power Dist Rev 4.00% 01/01/31	250,000	219,755
Omaha Public Power Electric Rev. 5.250% 02/01/23	250,000	273,610
Omaha Public Power Rev 5.500% 02/01/33	100,000	104,589
Omaha, NE Metropolitan Utility Water Dist. Rev 4.375% 12/01/26	400,000	405,536
Omaha, NE Public Power Dist (Electric Rev) 4.300% 02/01/31	100,000	91,884
Omaha, NE Public Power Dist. (Electric Rev) 4.750% 02/01/25	250,000	258,710
Omaha, NE Public Power Dist. Elec. Syst. Rev. 6.200% 02/01/17	650,000	744,478
Omaha, NE Public Power Electric Rev. 5.000% 02/01/34	1,000,000	1,006,560
Public Power Generation Agy Whelan Energy Center 5.000% 01/01/27	250,000	258,788
Public Power Generation Agy Whelan Energy Rev 5.000% 01/01/32	500,000	484,690
Puerto Rico Electric Rev 5.250% 07/01/25	250,000	251,378
Southern Public Power Dist. 5.000% 12/15/23	250,000	266,848
Washington Cnty NE Wastewater Facs Rev (Cargill Project) 4.850% 04/01/35	800,000	734,768
		9,445,240

TOTAL MUNICIPAL BONDS (COST: $33,411,874)		$33,613,193

SHORT-TERM SECURITIES (2.8%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.105% (COST: $968,466)	968,466	$968,466

TOTAL INVESTMENTS IN SECURITIES (COST: $34,380,340) (98.6%)		$34,581,659
OTHER ASSETS LESS LIABILITIES (1.4%)		506,826

NET ASSETS (100%)		$35,088,485

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of April 29, 2011.

Oklahoma Municipal Fund
Schedule of Investments April 29, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.0%)

Education (35.1%)
Claremore, OK Student Hsg Rev (Rogers University) 5.750% 09/01/34	$500,000	$507,710
Edmond Economic Dev Auth OK Student Housing Rev 5.375% 12/01/19	100,000	98,681
Edmond Economic Dev Auth OK Student Housing Rev 5.500% 12/01/28	865,000	753,830
McClain Cnty, OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	335,000	341,623
OK Board of Regents for OK ST Univ Rev 4.375% 08/01/35	200,000	178,840
OK Community College Student Fac Rev 4.375% 07/01/30	750,000	686,040
OK Colleges Board of Regents (NE State Univ Ctr) Rev 5.100% 03/01/16	140,000	140,284
OK Colleges Board of Regents (NE State Univ Ctr) Rev 5.150% 03/01/21	100,000	100,106
OK Board of Regents (Univ of Central OK) 5.600% 08/01/20	150,000	151,628
OK Board of Regents (Univ of Central OK) 5.700% 08/01/25	390,000	393,693
Ok Devl Finance Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	243,822
OK Devl Finance Auth (OK State Syst Higher Ed) 4.900% 12/01/22	200,000	204,690
OK Devl Finance Auth OK State Higher Ed (Master Lease) 4.500% 06/01/26	250,000	258,257
OK Devl. Finance Auth. (Seminole State College) 5.125% 12/01/27	150,000	153,675
OK Devl Finance Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	257,515
OK Capital Impvt Auth (Higher Ed Project) Rev 5.000% 07/01/22	500,000	526,485
OK Capital Impvt. Auth. (Higher Ed. Project) 5.000% 07/01/24	250,000	260,033
*OK Capital Impvt Auth (Higher Ed Project) Rev 5.000% 07/01/30	1,000,000	1,023,840
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.625% 12/01/20	140,000	136,801
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.700% 12/01/25	220,000	206,734
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj 5.750% 12/01/30	250,000	224,608
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.550% 11/01/21	250,000	245,985
Rural Enterprises, OK Inc Student Hsg (Connors College) 5.650% 11/01/31	375,000	341,123
Rural Enterprises, OK Inc USAOF Student Housing 5.550% 11/01/21	250,000	250,138
Rural Enterprises, OK Inc USAOF Student Housing 5.650% 11/01/31	250,000	233,328
Texas Cty., OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	214,855
University of OK Board of Regents (Research Fac) Rev 4.800% 03/01/28	670,000	676,211
University of OK Board of Regents (Multi Facs) Rev 4.750% 06/01/29	250,000	252,358
OK Board of Regents (Univ of OK) 4.125% 07/01/26	250,000	251,448
Board of Regents (OK Univ Science Center) 5.000% 07/01/36	1,000,000	1,002,110
University of OK Board of Regents Student Hsg Rev 5.000% 11/01/27	1,000,000	1,009,510
University of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	262,733
		11,588,694
General Obligation (2.6%)
Oklahoma City, OK 4.250% 03/01/22	110,000	113,915
Tulsa, OK General Obligation 4.500% 03/01/23	700,000	730,590
		844,505
Health Care (4.3%)
Norman, OK (Regl. Hospital) Auth. 5.250% 09/01/16	180,000	181,897
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 5.750% 02/15/25	125,000	125,415
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 6.000% 02/15/29	100,000	100,283
OK Devl Finance Auth (St John Health Syst) 5.750% 02/15/25	50,000	50,162
OK Devl Finance Auth (St Ann's Retirement Village) Rev 5.000% 12/01/28	500,000	477,475
Rural Enterprises, OK Inc OK Govt Fin (Cleveland Cty Hlth) 5.000% 11/01/21	250,000	255,033
Tulsa County Ind Auth Health Fac 4.600% 02/01/35	250,000	234,095
		1,424,360
Housing (4.4%)
OK Housing Finance Agency Single Family Homeownership 5.250% 09/01/21	40,000	40,027
OK Housing Finance Agency Single Family Homeownership 5.850% 09/01/20	10,000	10,007
*Oklahoma Housing Finance 5.050% 09/01/23	635,000	636,638
Oklahoma Housing Finance 5.150% 09/01/29	320,000	315,360
Oklahoma Housing Finance 5.200% 09/01/32	325,000	315,185
Oklahoma Housing Fin Agy Single Family Mtg Rev 5.100% 03/01/17	75,000	77,331
Oklahoma Housing Fin Agy Single Family Mtg Rev 5.100% 09/01/17	75,000	77,515
		1,472,063
Other Revenue (16.4%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	259,319
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	231,382
Durant, OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	264,740
Oklahoma City, OK Public Auth (OKC Fairgrounds Fac) 5.500% 10/01/19	250,000	272,867
OK Devl Finance Auth (DHS Lease Rev) Series 2000A 5.600% 03/01/15	280,000	280,406
OK Devl Finance Auth (Lease Rev) Law Enforcement 5.100% 06/01/27	120,000	121,466
OK Devl Finance Auth OK Dept of Corrections (McLoud Fac) 4.600% 04/01/22	250,000	255,447
OK Devl Finance Auth OK Dept of Corrections (McLoud Fac) 4.650% 04/01/23	250,000	254,607
OK Capital Impvt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	508,535
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	104,588
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	103,675
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	208,360
*OK State Student Loan Auth 5.625% 06/01/31	165,000	165,815
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	247,093
Rogers Cnty Okla Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	491,365
Tulsa Airport Improvement Rev 5.000% 06/01/23	420,000	397,526
Tulsa Airport Improvement Rev 5.000% 06/01/24	230,000	213,642
Tulsa Airport Improvement Rev 5.250% 06/01/25	245,000	229,068
Tulsa Airport Improvement Rev 5.250% 06/01/26	360,000	332,176
Tulsa Oklahoma Pub Facs Auth 4.750% 11/15/37	500,000	472,230
		5,414,307
Prerefunded (0.0%)
OK Transportation Auth Turnpike Sys Rev Prerefunded 5.000% 01/01/21	10,000	10,314

Transportation (5.7%)
Oklahoma City Airport Trust Jr. Lien Refunding Series B. 5.000% 07/01/19	250,000	269,043
Oklahoma City Airport Trust Jr. Lien Refunding Series B 5.000% 07/01/21	250,000	266,957
OK Capital Impvt Auth (State Highway ) Rev 5.000% 06/01/14	250,000	275,890
OK Transportation Auth Turnpike Sys Rev Unrefunded 5.000% 01/01/21	90,000	91,347
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	128,521
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	128,521
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	493,695
Tulsa, OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	247,550
		1,901,524
Utilities (28.5%)
*Drumright, OK Utility Sys. Rev. 4.750% 02/01/36	950,000	878,617
Edmond, OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	158,915
Edmond, OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	258,722
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.750% 07/01/23	200,000	205,306
Glenpool Utility Rev 5.100% 12/01/35	250,000	251,507
Grand River Dam Authority Rev 5.250% 06/01/40	1,500,000	1,508,445
Jenks Aquarium Auth. Rev. 5.250% 07/01/29	500,000	511,455
McAlester, OK Public Works Auth 5.100% 02/01/30	100,000	102,446
Miami, OK Special Utility Rev 4.250% 12/01/25	250,000	249,263
Midwest City, OK Capital Impvt 5.375% 09/01/24	500,000	507,565
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev 5.000% 07/01/29	425,000	436,152
Oklahoma City, OK Water Utility Rev. 5.000% 07/01/34	250,000	251,935
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev 4.000% 07/01/34	250,000	221,177
Oklahoma City Water Utility 5.000% 07/01/31	250,000	264,975
*OK Municipal Power Auth Rev 5.750% 01/01/24	2,230,000	2,498,158
*OK State Water (Loan Program) Rev. 5.100% 09/01/16	40,000	40,117
Sallisaw, OK Mun Auth Util Sys Rev Ref 4.450% 01/01/28	100,000	98,407
Sapulpa Municipal Authority Utility Rev 5.125% 01/01/32	250,000	255,030
Tulsa Metropolitan Utility Auth Utility Rev 4.250% 05/01/26	100,000	101,000
Tulsa Metropolitan Util Auth Utility Rev 4.500% 05/01/27	610,000	620,254
		9,419,446

TOTAL MUNICIPAL BONDS (COST: $32,156,783)		$32,075,213

SHORT-TERM SECURITIES (1.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.105% (COST: $446,384)	446,384	$446,384

TOTAL INVESTMENTS IN SECURITIES (COST: 32,603,167) (98.4%)		$32,521,597
OTHER ASSETS LESS LIABILITIES (1.6%)		530,073

NET ASSETS (100%)		$33,051,670

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of April 29, 2011.

Maine Municipal Fund
Schedule of Investments April 29, 2010
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.5%)

Education (15.3%)
Maine Educational Loan Auth 4.450% 12/01/25	$100,000	$98,095
Maine Educational Loan Auth Student Loan Rev 5.875% 12/01/39	185,000	189,519
Maine Health & Higher Edl. Facs. Auth. Rev. 5.000% 07/01/32	30,000	30,076
Maine Health & Higher Educ Facs Ser A-Bowdoin College 5.125% 07/01/39	715,000	722,236
Maine Health & Higher Educ Facsauth Rev Unrefunded Bal 5.000% 07/01/23	135,000	142,475
Regional Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	102,788
Univ of Puerto Rico 5.000% 06/01/17	500,000	506,075
University of Maine System Rev. 4.625% 03/01/29	100,000	98,692
University of Maine System Rev 4.750% 03/01/37	550,000	521,224
		2,411,180
General Obligation (29.2%)
Bangor, ME 4.000% 09/01/24	155,000	160,471
Brewer, ME GO 4.600% 11/01/17	210,000	214,960
City of Portland, ME 4.125% 10/01/29	100,000	100,158
Gorham, ME Unlimited Tax G.O. 4.350% 02/01/24	155,000	161,211
Gray, ME Unlimited GO 4.000% 10/15/26	280,000	287,470
Gray, ME Unlimited GO 4.000% 10/15/27	280,000	283,690
Lewiston, ME G.O. 4.500% 01/15/25	200,000	206,004
Lewiston, ME G.O. 5.000% 04/01/22	500,000	523,800
Lewiston, ME G.O. 5.000% 04/01/24	250,000	261,693
Maine School Adminstrative Dist # 51 General Obligation 4.250% 10/15/29	250,000	252,190
Maine State (Highway) 5.000% 06/15/2011	200,000	201,174
Maine State Hsg Auth Energy Recovery Fund 5.000% 06/15/24	250,000	258,568
Portland, ME 4.250% 05/01/29	150,000	147,578
Saco, ME G.O. 4.000% 04/01/28	100,000	98,519
Scarborough, ME G.O. 4.400% 11/01/31	250,000	245,998
Scarborough, ME G.O. 4.400% 11/01/32	480,000	465,989
Westbrook, ME G.O. 4.250% 10/15/20	180,000	187,000
*Yarmouth, ME 5.000% 11/15/19	500,000	525,930
		4,582,403
Health Care (14.2%)
Maine Health & Higher Educ Auth (Maine Maritime Academy) 5.000% 07/01/25	340,000	349,469
Maine Health & Higher Educ Fac Auth Rev 5.000% 07/01/20	250,000	277,307
Maine Health & Higher Educ Fac Auth Rev 5.000% 07/01/40	250,000	241,000
Maine Health & Higher Educ Facs Auth 6.000% 10/01/13	195,000	214,738
*Maine Health & Higher Educ Facs Auth Rev 5.000% 07/01/39	510,000	476,294
Maine Health & Higher Educ Facs Rev 4.500% 07/01/31	200,000	186,080
Maine Health & Higher Educ Facs Rev 5.000% 07/01/22	250,000	265,518
Maine Health & Higher Educ Facs Rev 5.250% 07/01/23	200,000	215,376
		2,225,782
Housing (5.3%)
Maine State Hsg Auth 4.700% 11/15/27	250,000	247,625
Maine State Hsg Auth 5.000% 11/15/29	350,000	352,219
Maine State Hsg Auth 5.150% 11/15/32	250,000	238,945
		838,789
Other Revenue (6.7%)
Maine Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	129,545
Maine Municipal Bond Bank (Sewer & Water) Rev 4.900% 11/01/24	100,000	104,023
*Puerto Rico Public Finance Corp. Commonwealth Appropriations 5.375% 06/01/18	515,000	615,554
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	200,000	198,082
		1,047,204
Transportation (17.9%)
*Maine Municipal Bond Bank Transportation Infrastructure Rev 5.000% 09/01/24	1,000,000	1,099,970
Maine ST Turnpike Auth Rev 5.125% 07/01/30	500,000	506,475
Maine State Turnpike Auth 5.000% 07/01/33	450,000	452,785
Portland, ME Airport Rev 5.000% 07/01/32	500,000	501,850
Portland, ME Airport Rev 5.250% 01/01/35	250,000	252,635
		2,813,715
Utilities (8.9%)
Kennebunk, ME Power & Light Dist. 5.000% 08/01/22	500,000	536,165
Portland, ME Water District Rev 4.250% 11/01/27	500,000	503,090
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/23	100,000	100,895
Puerto Rico Electric Power Auth Power Rev 5.250% 07/01/26	250,000	250,455
		1,390,605

TOTAL MUNICIPAL BONDS (COST:$15,204,276)		$15,309,678

SHORT-TERM SECURITIES (0.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.105% (COST: $134,650)	134,650	$134,650

TOTAL INVESTMENTS IN SECURITIES (COST:$15,338,926) (98.4%)		$15,444,328
OTHER ASSETS LESS LIABILITIES (1.6%)		258,709

NET ASSETS (100.0%)		$15,703,037

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of April 29, 2011.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments April 29, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (7.6%)
New Hampshire Hlth & Educ Facs Auth (Univ Sys of NH) 5.500% 07/01/13	$95,000	$96,841
NH Health & Ed Facs Dartmouth College 5.000% 06/01/28	50,000	52,756
Univ of Puerto Rico 5.000% 06/01/17	150,000	151,823
		301,420
General Obligation (41.0%)
Concord, NH G.O. 4.600% 10/15/14	100,000	101,909
*Derry, NH 4.800% 02/01/18	115,000	117,414
Gorham, NH G.O. 4.850% 04/01/14	65,000	65,143
*Hampton, NH G.O. 4.000% 12/15/20	200,000	207,516
Hillsborough, NH G.O. 4.000% 11/01/20	100,000	103,087
Hillsborough, NH G.O. 4.000% 11/01/21	100,000	102,989
Merrimack Cty., NH G.O. 4.250% 12/01/19	100,000	109,578
Merrimack Cty., NH G.O. 4.500% 12/01/27	100,000	104,109
New Hampshire Muni Bond Bank 2009 Series D 4.000% 07/15/2025	175,000	180,997
New Hampshire State Capital Improvement G.O. 4.750% 03/01/27	100,000	105,041
Portsmouth, NH G.O. 4.000% 08/01/19	100,000	105,607
*Rochester, NH G.O. 4.750% 07/15/20	300,000	315,480
		1,618,870
Health Care (15.8%)
New Hampshire Hlth & Educ Facs Auth (Exeter) 5.200% 10/01/11	60,000	60,912
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.500% 10/01/15	120,000	122,616
New Hampshire Hlth & Educ Facs Auth (Exeter) 5.625% 10/01/16	20,000	20,451
New Hampshire Health & Educ Conway Hosp 5.250% 06/01/16	100,000	102,174
New Hampshire Health & Ed Facs Auth Rev Southern NH Med Center 5.250% 10/01/23	100,000	100,799
New Hampshire Health & Educ Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	98,831
NH Health & Educ Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	116,416
		622,199
Housing (13.3%)
New Hampshire State Hsg Single Fam Rev 4.900% 07/01/25	95,000	93,727
New Hampshire State Hsg Single Fam Rev 5.000% 07/01/30	90,000	88,823
New Hampshire State Hsg Finance Auth Single Family Mtg Rev 5.350% 07/01/40	100,000	94,883
New Hampshire State Hsg Finance Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	149,409
New Hampshire State Hsg Finance Auth Multi Family Housing 5.200% 07/01/31	100,000	99,286
		526,128
Other Revenue (7.5%)
New Hampshire St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	147,122
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	150,000	150,662
		297,784
Transportation (2.5%)
Puerto Rico Highway Rev 4.950% 07/01/26	100,000	98,329

Utilities (10.3%)
Manchester, NH Water Rev 5.000% 12/01/28	100,000	102,188
*Manchester, NH Water Works Rev 5.000% 12/01/34	250,000	250,582
Puerto Rico Elec Power Auth Power Rev 5.000% 07/01/23	55,000	55,492
		408,262

TOTAL MUNICIPAL BONDS (COST: $3,808,832)		$3,872,992

SHORT-TERM SECURITIES (3.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.105% (Cost: $133,301)	133,301	$133,301

TOTAL INVESTMENTS IN SECURITIES (COST: $3,942,133) (101.4%)		$4,006,293
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)		(53,346)

NET ASSETS (100.0%)		$3,952,947

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of April 29, 2011.

NOTE: INVESTMENT IN SECURITIES
At April 29, 2011 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$43,883,752	$18,348,797	$34,380,340	$32,603,167	$15,338,926	$3,942,133
Unrealized appreciation	$991,488	$449,920	$616,428	$494,327	$308,390	$79,674
Unrealized depreciation	$369,856	$155,106	$415,109	$575,897	$202,988	$15,514
Net unrealized appreciation (depreciation)*	$621,632	$294,814	$201,319	($81,570)	$105,402	$64,160

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of April 29, 2011:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$737,356	$0	$0	$737,356
Municipal Bonds	0	43,768,028	0	43,768,028
Total	$737,356	$43,768,028	$0	$44,505,384

Kansas Insured Intermediate Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$726,485	$0	$0	$726,485
Municipal Bonds	0	17,917,126	0	17,917,126
Total	$726,485	$17,917,126	$0	$18,643,611

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$968,466	$0	$0	$968,466
Municipal Bonds	0	33,613,193	0	33,613,193
Total	$968,466	$33,613,193	$0	$34,581,659

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$446,384	$0	$0	$446,384
Municipal Bonds	0	32,075,213	0	32,075,213
Total	$446,384	$32,075,213	$0	$32,521,597

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$134,650	$0	$0	$134,650
Municipal Bonds	0	15,309,678	0	15,309,678
Total	$134,650	$15,309,678	$0	$15,444,328

New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$133,301	$0	$0	$133,301
Municipal Bonds	0	3,872,992	0	3,872,992
Total	$133,301	$3,872,992	$0	$4,006,293

Item 2. CONTROLS AND PROCEDURES

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 27, 2011

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 27, 2011